Commitment and Contingencies - Schedule of Weighted Average Remaining Lease term and Discount rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Cash paid in 2019 related to operating leases (in thousands)	$ 700
Weighted average remaining lease term (in years)	2 years 10 months 24 days	2 years 8 months 12 days
Weighted average discount rate	11.00%